DODIE KENT
                                                      Vice President and Counsel
                                                                  (212) 314-3970
                                                                   Fax: 707-1791
[EQUITABLE -- MEMBER OF THE GLOBAL AXA GROUP LOGO]

                                                       September 3, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: Separate Account I of The Equitable Life Assurance Society of the United States (the "Account")
                  (Registration Nos. 333-17633 and 811-02581)

Commissioners:

    Equitable, on behalf of Registrant, has sent to contract owners the semi-annual reports, for the period ended June 30, 2004, for the following underlying mutual funds ("Funds") in which Registrant invests:

  o  AXA Premier VIP Trust
     Underlying funds: AXA Moderate Allocation; AXA Premier VIP Aggressive Equity; AXA Premier VIP High Yield
  o  EQ Advisors Trust
     Underlying funds: EQ/Alliance Common Stock; EQ/Alliance Intermediate Government Securities; EQ/Money Market

     Equitable understands that the Funds have filed or will file their semi-annual reports with the Commission under separate cover.

     Please direct any question or comment regarding the enclosed to the undersigned at (212) 314-3970.




                                                     Very truly yours,

                                                     /s/ Dodie Kent
                                                     ------------------
                                                     Dodie Kent


           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104